Condensed Consolidated Statements of Cash Flows (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Cash flows from operating activities:
Net income (loss) before attribution of noncontrolling interests	¥ 268,458	¥ (951,395)
Adjustments to reconcile net income (loss) before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	177,481	167,943
Provision for (reversal of) credit losses (Note 4)	61,772	(97,785)
Reversal of impairment of assets held for sale	0	(134,141)
Loss on valuation adjustment for loans held for sale held by MUFG Union Bank	0	209,107
Investment securities (gains) losses—net	(743,395)	493,309
Foreign exchange (gains) losses—net	484,560	(182,854)
Equity in earnings of equity method investees—net	(214,835)	(186,906)
Benefit for deferred income tax expense	(200,007)	(541,331)
Increase in trading account assets, excluding foreign exchange contracts	(4,405,363)	(1,224,746)
Increase in trading account liabilities, excluding foreign exchange contracts	4,082,033	2,548,147
Increase in accrued interest receivable and other receivables	(138,342)	(68,686)
Increase (decrease) in accrued interest payable and other payables	(663,358)	72,278
Net decrease in accrued income taxes and increase in income tax receivables	(38,880)	(80,915)
Net decrease (increase) in collateral for derivative transactions	(737,229)	658,823
Other—net	(15,161)	(632,966)
Net cash provided by (used in) operating activities	(2,082,266)	47,882
Cash flows from investing activities:
Proceeds from sales of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)	35,278,674	28,509,178
Proceeds from maturities of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)	15,222,492	17,429,364
Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option)	(42,823,777)	(39,576,717)
Proceeds from maturities of Held-to-maturity debt securities	226,392	44,469
Purchases of Held-to-maturity debt securities	(2,633,518)	(8,392,086)
Proceeds from sales and redemption of Equity securities (including proceeds from equity securities under the fair value option)	1,193,033	1,759,782
Acquisition of HC Consumer Finance Philippines, Inc., a subsidiary of Krungsri, net of cash acquired (Note 2)	(55,868)	0
Purchases of Equity securities (including purchases of equity securities under the fair value option)	(1,351,798)	(1,036,709)
Net decrease (increase) in loans	1,252,246	(3,623,985)
Net increase in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	(2,635,756)	(33,161)
Capital expenditures for premises and equipment	(47,932)	(49,054)
Purchases of intangible assets	(152,072)	(134,595)
Proceeds from sales of consolidated VIEs and subsidiaries—net	46,392	(28,499)
Other—net	(31,191)	62,856
Net cash provided by (used in) investing activities	3,487,317	(5,069,157)
Cash flows from financing activities:
Net increase in deposits	2,421,039	42,228
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	(9,771,370)	4,545,312
Net decrease in due to trust account and other short-term borrowings	(521,193)	(10,018,516)
Proceeds from issuance of long-term debt	2,022,741	2,996,406
Repayments of long-term debt	(2,021,065)	(2,049,260)
Proceeds from sales of treasury stock	1,504	1,111
Dividends paid	(192,313)	(182,860)
Payments for acquisition of treasury stock	(68)	(238,784)
Other—net	(43,203)	(16,092)
Net cash used in financing activities	(8,103,928)	(4,920,455)
Effect of exchange rate changes on cash and cash equivalents	1,569,102	1,968,560
Net decrease in cash and cash equivalents	(5,129,775)	(7,973,170)
Cash and cash equivalents at beginning of period	114,044,090	111,111,544	¥ 111,111,544
Cash, due from banks and interest-earning deposits in other banks	108,911,256	101,684,194	114,040,503
Restricted cash included in other assets	3,059	12,622
Cash and cash equivalents reclassified as assets held for sale and included in other assets (Note 2)	0	1,441,558
Cash and cash equivalents at end of period	108,914,315	103,138,374	¥ 114,044,090
Cash paid during the period for:
Interest	1,983,677	552,301
Income taxes, net of refunds	254,751	273,730
Non-cash investing and financing activities:
Assets acquired under finance lease arrangements	5,022	7,308
Assets acquired under operating lease arrangements	22,905	13,582
Reclassification of assets and liabilities in transferred business of MUFG Union Bank to assets and liabilities held for sale (Note 2)：
Assets reclassified, excluding cash and cash equivalents	0	1,794,976
Liabilities reclassified	0	2,592,893
Acquisition of HC Consumer Finance Philippines, Inc., a subsidiary of Krungsri, (Note 2)：
Fair value of assets acquired, excluding cash and cash equivalents	151,231	0
Fair value of liabilities assumed	¥ 95,448	¥ 0